Eaton Vance

Richard Bernstein Equity Strategy Fund

May 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.6%

Security	Shares	Value
Aerospace & Defense — 2.2%
Boeing Co. (The)	12,994	$4,438,880
General Dynamics Corp.	9,498	1,527,468
Lockheed Martin Corp.	9,189	3,110,844
Northrop Grumman Corp.	9,395	2,849,034
Raytheon Co.	11,893	2,075,329
United Technologies Corp.	27,912	3,525,286

		$17,526,841

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	22,966	$1,828,783
Expeditors International of Washington, Inc.	33,748	2,348,523
FedEx Corp.	10,151	1,566,096

		$5,743,402

Automobiles — 0.5%
Ford Motor Co.	194,793	$1,854,429
General Motors Co.	58,031	1,934,754

		$3,789,183

Banks — 1.8%
Bank of America Corp.	58,888	$1,566,421
JPMorgan Chase & Co.	36,201	3,835,858
PNC Financial Services Group, Inc. (The)	13,424	1,708,338
U.S. Bancorp	58,771	2,950,304
Wells Fargo & Co.	97,068	4,306,907

		$14,367,828

Beverages — 2.7%
Asahi Group Holdings, Ltd.	35,500	$1,558,808
Britvic PLC	136,160	1,531,112
Brown-Forman Corp., Class B	44,402	2,219,212
Coca-Cola Co. (The)	124,611	6,122,139
Coca-Cola European Partners PLC	32,006	1,773,132
Monster Beverage Corp.(1)	28,649	1,772,227
PepsiCo, Inc.	49,720	6,364,160

		$21,340,790

Biotechnology — 2.0%
AbbVie, Inc.	33,136	$2,541,863
Alexion Pharmaceuticals, Inc.(1)	13,199	1,500,462
Amgen, Inc.	20,263	3,377,842
Biogen, Inc.(1)	5,950	1,304,776
CSL, Ltd.	24,953	3,545,401
Gilead Sciences, Inc.	29,130	1,813,343
Vertex Pharmaceuticals, Inc.(1)	11,286	1,875,507

		$15,959,194

Security	Shares	Value
Building Products — 0.4%
A.O. Smith Corp.	36,853	$1,492,546
Daikin Industries, Ltd.	13,400	1,620,598

		$3,113,144

Capital Markets — 1.9%
Ameriprise Financial, Inc.	13,077	$1,807,634
Bank of New York Mellon Corp. (The)	36,296	1,549,476
BlackRock, Inc.	3,651	1,517,210
Charles Schwab Corp. (The)	36,162	1,504,701
CME Group, Inc.	7,753	1,489,506
Moody’s Corp.	12,652	2,313,798
Morgan Stanley	41,668	1,695,471
Northern Trust Corp.	17,794	1,521,743
State Street Corp.	30,529	1,686,727

		$15,086,266

Chemicals — 1.7%
Air Products and Chemicals, Inc.	12,732	$2,592,108
Eastman Chemical Co.	11,410	740,737
Ecolab, Inc.	16,670	3,068,780
International Flavors & Fragrances, Inc.	22,135	2,997,522
LyondellBasell Industries NV, Class A	20,574	1,527,619
Sherwin-Williams Co. (The)	6,244	2,619,046

		$13,545,812

Commercial Services & Supplies — 0.7%
Cintas Corp.	12,672	$2,811,030
Republic Services, Inc.	31,215	2,640,477

		$5,451,507

Communications Equipment — 0.3%
Cisco Systems, Inc.	51,887	$2,699,681

		$2,699,681

Consumer Finance — 0.3%
American Express Co.	20,136	$2,309,801

		$2,309,801

Containers & Packaging — 0.9%
Ball Corp.	51,236	$3,145,378
Sonoco Products Co.	59,445	3,675,484

		$6,820,862

Distributors — 0.2%
Genuine Parts Co.	18,386	$1,818,375

		$1,818,375

Diversified Consumer Services — 0.3%
TAL Education Group ADR(1)	68,100	$2,343,321

		$2,343,321

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)	16,169	$3,192,084

		$3,192,084

Security	Shares	Value
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	97,667	$2,986,657
Verizon Communications, Inc.	38,279	2,080,464

		$5,067,121

Electric Utilities — 2.1%
Alliant Energy Corp.	34,389	$1,632,102
Eversource Energy	50,214	3,707,802
Hawaiian Electric Industries, Inc.	40,110	1,666,169
IDACORP, Inc.	28,901	2,897,903
NextEra Energy, Inc.	24,013	4,759,617
Xcel Energy, Inc.	29,503	1,691,702

		$16,355,295

Electrical Equipment — 1.0%
AMETEK, Inc.	27,295	$2,235,187
Eaton Corp. PLC	26,377	1,964,823
Emerson Electric Co.	30,344	1,827,923
Rockwell Automation, Inc.	11,745	1,748,243

		$7,776,176

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	19,123	$1,663,701
TE Connectivity, Ltd.	22,191	1,869,148

		$3,532,849

Entertainment — 0.8%
Activision Blizzard, Inc.	29,995	$1,300,883
Netflix, Inc.(1)	7,656	2,628,152
Walt Disney Co. (The)	19,763	2,609,506

		$6,538,541

Food & Staples Retailing — 3.9%
Ain Holdings, Inc.	36,200	$2,767,934
Costco Wholesale Corp.	19,766	4,735,538
Create SD Holdings Co., Ltd.	57,600	1,240,808
George Weston, Ltd.	27,018	2,018,354
Heiwado Co., Ltd.	105,000	1,840,769
Kroger Co. (The)	51,029	1,163,971
Loblaw Cos., Ltd.	42,809	2,196,828
San-A Co., Ltd.	37,100	1,435,672
Sugi Holdings Co., Ltd.	39,300	1,778,917
Sundrug Co., Ltd.	77,700	1,940,371
Sysco Corp.	23,054	1,586,576
Tsuruha Holdings, Inc.	16,300	1,301,101
Walgreens Boots Alliance, Inc.	21,476	1,059,626
Walmart, Inc.	33,594	3,407,775
Yaoko Co., Ltd.	43,100	2,060,088

		$30,534,328

Food Products — 6.2%
AAK AB	155,862	$2,690,553
Archer-Daniels-Midland Co.	51,233	1,963,248
Associated British Foods PLC	51,739	1,612,639
Calbee, Inc.	85,300	2,418,928
Cranswick PLC	72,492	2,463,797

Security	Shares	Value
General Mills, Inc.	46,241	$2,286,155
Hershey Co. (The)	28,355	3,741,726
Hormel Foods Corp.	70,953	2,801,934
JM Smucker Co. (The)	14,662	1,782,313
Kellogg Co.	29,816	1,567,129
Kerry Group PLC, Class A	23,015	2,658,063
Kewpie Corp.	62,600	1,402,213
Kikkoman Corp.	47,500	1,963,555
McCormick & Co., Inc.	22,860	3,567,074
MEIJI Holdings Co., Ltd.	31,300	2,192,681
Mondelez International, Inc., Class A	34,648	1,761,851
Nisshin Seifun Group, Inc.	148,100	3,439,214
S Foods, Inc.	36,800	1,238,149
Saputo, Inc.	88,320	2,939,208
Tyson Foods, Inc., Class A	27,149	2,060,337
Yakult Honsha Co., Ltd.	35,500	2,015,825

		$48,566,592

Health Care Equipment & Supplies — 7.6%
Abbott Laboratories	40,038	$3,048,093
Baxter International, Inc.	26,419	1,940,211
Becton, Dickinson and Co.	17,514	4,088,468
Boston Scientific Corp.(1)	53,829	2,067,572
Cooper Cos., Inc. (The)	10,567	3,146,747
Danaher Corp.	38,004	5,016,908
DENTSPLY SIRONA, Inc.	35,878	1,932,748
Edwards Lifesciences Corp.(1)	9,853	1,681,907
Fisher & Paykel Healthcare Corp., Ltd.	280,175	2,816,443
GN Store Nord A/S	34,962	1,648,778
Hoya Corp.	24,500	1,695,861
IDEXX Laboratories, Inc.(1)	11,070	2,764,954
Intuitive Surgical, Inc.(1)	3,682	1,711,578
Koninklijke Philips NV	55,088	2,183,121
Medtronic PLC	30,630	2,835,725
ResMed, Inc.	23,541	2,686,499
Sartorius AG, PFC Shares	11,267	2,137,942
Siemens Healthineers AG(2)	46,046	1,792,230
STERIS PLC	13,681	1,828,876
Stryker Corp.	24,033	4,403,807
Sysmex Corp.	27,800	1,921,924
Terumo Corp.	51,800	1,464,271
Varian Medical Systems, Inc.(1)	11,684	1,475,222
West Pharmaceutical Services, Inc.	17,502	2,005,729
Zimmer Biomet Holdings, Inc.	13,712	1,562,208

		$59,857,822

Health Care Providers & Services — 5.7%
Alfresa Holdings Corp.	54,500	$1,362,808
Anthem, Inc.	14,875	4,134,952
Cardinal Health, Inc.	36,187	1,522,387
Centene Corp.(1)	32,020	1,849,155
Cigna Corp.	21,447	3,174,585
CVS Health Corp.	61,137	3,201,745
DaVita, Inc.(1)	26,204	1,137,778
Henry Schein, Inc.(1)	25,704	1,656,880
Humana, Inc.	6,036	1,477,975

Security	Shares	Value
Laboratory Corp. of America Holdings(1)	11,220	$1,824,484
McKesson Corp.	19,116	2,334,828
MEDNAX, Inc.(1)	42,214	1,040,997
Orpea	13,920	1,584,817
Quest Diagnostics, Inc.	17,240	1,653,488
Ramsay Health Care, Ltd.	92,919	4,489,407
Ryman Healthcare, Ltd.	310,937	2,351,868
UnitedHealth Group, Inc.	28,747	6,951,025
Universal Health Services, Inc., Class B	25,592	3,059,524

		$44,808,703

Health Care Technology — 0.3%
Cerner Corp.(1)	31,317	$2,191,251

		$2,191,251

Hotels, Restaurants & Leisure — 1.3%
Marriott International, Inc., Class A	15,231	$1,901,438
McDonald’s Corp.	21,741	4,310,588
Starbucks Corp.	51,170	3,891,990

		$10,104,016

Household Products — 3.5%
Church & Dwight Co., Inc.	47,600	$3,541,916
Clorox Co. (The)	20,648	3,072,629
Colgate-Palmolive Co.	60,520	4,213,402
Henkel AG & Co. KGaA	43,127	3,736,035
Kimberly-Clark Corp.	24,040	3,074,476
Lion Corp.	117,200	2,266,369
Procter & Gamble Co. (The)	61,349	6,313,426
Reckitt Benckiser Group PLC	18,809	1,509,692

		$27,727,945

Industrial Conglomerates — 1.4%
3M Co.	20,869	$3,333,823
Honeywell International, Inc.	22,300	3,664,113
Roper Technologies, Inc.	11,167	3,840,554

		$10,838,490

Insurance — 2.3%
Aflac, Inc.	56,760	$2,911,788
Allstate Corp. (The)	19,606	1,872,569
American Financial Group, Inc.	16,939	1,663,410
Aon PLC	13,238	2,383,767
Chubb, Ltd.	11,186	1,633,939
Marsh & McLennan Cos., Inc.	30,146	2,881,958
Progressive Corp. (The)	30,987	2,456,649
Travelers Cos., Inc. (The)	13,951	2,030,847

		$17,834,927

Interactive Media & Services — 2.5%
Alphabet, Inc., Class A(1)	3,726	$4,122,819
Alphabet, Inc., Class C(1)	3,931	4,338,369
Autohome, Inc. ADR(1)	33,480	2,875,932
Baidu, Inc. ADR(1)	13,580	1,493,800
Facebook, Inc., Class A(1)	38,529	6,837,742

		$19,668,662

Security	Shares	Value
Internet & Direct Marketing Retail — 2.5%
Alibaba Group Holding, Ltd. ADR(1)	13,001	$1,940,529
Amazon.com, Inc.(1)	6,370	11,307,196
Booking Holdings, Inc.(1)	1,183	1,959,308
eBay, Inc.	111,446	4,004,255

		$19,211,288

IT Services — 3.1%
Automatic Data Processing, Inc.	29,737	$4,761,488
Cognizant Technology Solutions Corp., Class A	19,048	1,179,643
Fidelity National Information Services, Inc.	20,781	2,499,954
International Business Machines Corp.	21,100	2,679,489
Mastercard, Inc., Class A	18,473	4,645,775
Paychex, Inc.	52,041	4,464,597
Visa, Inc., Class A	26,347	4,250,562

		$24,481,508

Life Sciences Tools & Services — 2.5%
Agilent Technologies, Inc.	21,312	$1,428,970
Illumina, Inc.(1)	5,736	1,760,436
Lonza Group AG	5,502	1,686,794
Mettler-Toledo International, Inc.(1)	5,720	4,136,075
PerkinElmer, Inc.	22,442	1,937,642
Sartorius Stedim Biotech	14,463	2,003,748
Thermo Fisher Scientific, Inc.	19,037	5,082,498
Waters Corp.(1)	7,609	1,527,203

		$19,563,366

Machinery — 0.9%
Illinois Tool Works, Inc.	9,710	$1,355,904
Parker-Hannifin Corp.	11,867	1,807,581
Snap-on, Inc.	11,965	1,865,583
Stanley Black & Decker, Inc.	13,503	1,717,852

		$6,746,920

Media — 0.9%
Charter Communications, Inc., Class A(1)	6,534	$2,462,011
Comcast Corp., Class A	68,335	2,801,735
Omnicom Group, Inc.	23,769	1,838,770

		$7,102,516

Multi-Utilities — 1.3%
CMS Energy Corp.	29,315	$1,644,865
DTE Energy Co.	12,997	1,630,734
NorthWestern Corp.	47,011	3,334,960
WEC Energy Group, Inc.	46,518	3,747,025

		$10,357,584

Multiline Retail — 0.3%
Target Corp.	28,315	$2,277,942

		$2,277,942

Oil, Gas & Consumable Fuels — 1.0%
Chevron Corp.	13,217	$1,504,755
Exxon Mobil Corp.	60,387	4,273,588
World Fuel Services Corp.	72,391	2,109,474

		$7,887,817

Security	Shares	Value
Personal Products — 2.9%
Beiersdorf AG	40,344	$4,642,390
Estee Lauder Cos., Inc. (The), Class A	18,510	2,980,665
Kao Corp.	21,100	1,637,385
Kose Corp.	9,500	1,493,457
Unilever NV	99,679	6,000,022
Unilever PLC	92,373	5,635,282

		$22,389,201

Pharmaceuticals — 6.9%
Allergan PLC	10,720	$1,306,875
Astellas Pharma, Inc.	245,200	3,285,909
Bayer AG	28,385	1,678,512
Bristol-Myers Squibb Co.	36,600	1,660,542
Chugai Pharmaceutical Co., Ltd.	23,900	1,588,016
Eli Lilly & Co.	22,012	2,552,071
Johnson & Johnson	42,990	5,638,139
Kaken Pharmaceutical Co., Ltd.	50,700	2,394,534
Merck & Co., Inc.	54,785	4,339,520
Merck KGaA	31,868	3,075,340
Novartis AG	16,795	1,443,327
Novo Nordisk A/S, Class B	114,885	5,406,294
Pfizer, Inc.	165,574	6,874,633
Roche Holding AG PC	14,521	3,813,969
Sanofi	47,664	3,849,216
Santen Pharmaceutical Co., Ltd.	95,500	1,368,177
Shionogi & Co., Ltd.	24,300	1,324,965
Zoetis, Inc.	22,598	2,283,528

		$53,883,567

Professional Services — 0.3%
Equifax, Inc.	18,530	$2,240,277

		$2,240,277

Road & Rail — 1.9%
Central Japan Railway Co.	6,600	$1,371,838
CSX Corp.	37,577	2,798,359
J.B. Hunt Transport Services, Inc.	31,308	2,665,563
Norfolk Southern Corp.	15,368	2,998,911
Union Pacific Corp.	31,024	5,174,183

		$15,008,854

Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	59,133	$2,604,217
NVIDIA Corp.	14,841	2,010,362
QUALCOMM, Inc.	16,462	1,099,991
Texas Instruments, Inc.	15,191	1,584,573

		$7,299,143

Software — 2.9%
Adobe, Inc.(1)	6,214	$1,683,373
Intuit, Inc.	7,159	1,752,881
Microsoft Corp.	123,876	15,320,984
Oracle Corp.	72,797	3,683,528

		$22,440,766

Security	Shares	Value
Specialty Retail — 1.3%
Home Depot, Inc. (The)	24,965	$4,739,605
Lowe’s Cos., Inc.	17,732	1,654,041
TJX Cos., Inc. (The)	69,704	3,505,414

		$9,899,060

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	80,710	$14,129,900

		$14,129,900

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	27,136	$2,093,271

		$2,093,271

Tobacco — 0.9%
Altria Group, Inc.	79,341	$3,892,469
British American Tobacco PLC	45,038	1,564,432
Philip Morris International, Inc.	18,363	1,416,338

		$6,873,239

Trading Companies & Distributors — 0.2%
Fastenal Co.	54,400	$1,664,096

		$1,664,096

Total Common Stocks (identified cost $591,552,826)		$702,061,124

Exchange-Traded Funds — 9.3%

Security	Shares	Value
Equity Funds — 9.3%
iShares MSCI China ETF	1,319,266	$72,994,988

Total Exchange-Traded Funds (identified cost $83,571,282)		$72,994,988

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.53%(3)	8,321,464	$8,321,464

Total Short-Term Investments (identified cost $8,320,943)		$8,321,464

Total Investments — 100.0% (identified cost $683,445,051)		$783,377,576

Other Assets, Less Liabilities — 0.0%(4)		$114,352

Net Assets — 100.0%		$783,491,928

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2019, the aggregate value of these securities is $1,792,230 or 0.2% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2019 was $1,326,934.

(4)	Amount is less than 0.05%.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	70.7%	$554,025,144
Japan	7.1	55,391,145
United Kingdom	2.8	22,090,108
Germany	2.2	17,062,449
Switzerland	1.1	8,813,238
China	1.1	8,653,582
Australia	1.0	8,034,808
France	1.0	7,437,781
Canada	0.9	7,154,390
Denmark	0.9	7,055,072
New Zealand	0.7	5,168,311
Ireland	0.6	4,622,886
Sweden	0.3	2,690,553
Netherlands	0.3	2,183,121
Exchange-Traded Funds	9.3	72,994,988

Total Investments	100.0%	$783,377,576

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

The Fund did not have any open derivative instruments at May 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$38,376,840	$—		$—	$38,376,840
Consumer Discretionary	51,536,456	—		—	51,536,456
Consumer Staples	87,395,834	70,036,261		—	157,432,095
Energy	7,887,817	—		—	7,887,817
Financials	52,790,906	—		—	52,790,906
Health Care	134,350,231	61,913,672		—	196,263,903
Industrials	73,117,271	2,992,436		—	76,109,707
Information Technology	74,583,847	—		—	74,583,847
Materials	20,366,674	—		—	20,366,674
Utilities	26,712,879	—		—	26,712,879
Total Common Stocks	$567,118,755	$134,942,369	*	$—	$702,061,124
Exchange-Traded Funds	$72,994,988	$—		$—	$72,994,988
Short-Term Investments	—	8,321,464		—	8,321,464
Total Investments	$640,113,743	$143,263,833		$—	$783,377,576

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.